Schedule of Location and Amounts of Gains and Losses on Derivative Instruments (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended				6 Months Ended
	Jun. 30, 2013		Jun. 30, 2012		Jun. 30, 2013		Jun. 30, 2012
Derivative Instruments, Gain (Loss) [Line Items]
Realized Gains (Losses)	$ 1,127		$ 5,296		$ 4,798		$ 9,081
Unrealized Gains (Losses)	10,614		(1,654)		(1,597)		2,000
Total	11,741		3,642		3,201		11,081
Crude Oil (Bbls)
Derivative Instruments, Gain (Loss) [Line Items]
Realized Gains (Losses)	(172)		(75)		(333)		(287)
Unrealized Gains (Losses)	1,617		5,912		864		3,559
Total	1,445		5,837		531		3,272
Natural Gas
Derivative Instruments, Gain (Loss) [Line Items]
Realized Gains (Losses)	913		5,278		4,604		9,275
Unrealized Gains (Losses)	8,208		(8,710)		(3,125)		(2,703)
Total	9,121		(3,432)		1,479		6,572
Natural Gas Liquids
Derivative Instruments, Gain (Loss) [Line Items]
Realized Gains (Losses)	386		93		527		93
Unrealized Gains (Losses)	789		1,144		664		1,144
Total	1,175		1,237		1,191		1,237
Reclassification of settled contracts included in prior periods mark-to-market adjustment | Crude Oil (Bbls)
Derivative Instruments, Gain (Loss) [Line Items]
Realized Gains (Losses)	0		0		0		0
Unrealized Gains (Losses)	599		725		482		1,069
Total	599		725		482		1,069
Reclassification of settled contracts included in prior periods mark-to-market adjustment | Natural Gas
Derivative Instruments, Gain (Loss) [Line Items]
Realized Gains (Losses)	0		0		0		0
Unrealized Gains (Losses)	(1,392)		(3,808)		(6,618)		(5,202)
Total	(1,392)		(3,808)		(6,618)		(5,202)
Reclassification of settled contracts included in prior periods mark-to-market adjustment | Natural Gas Liquids
Derivative Instruments, Gain (Loss) [Line Items]
Realized Gains (Losses)	0		0		0		0
Unrealized Gains (Losses)	(142)		0		(268)		0
Total	(142)		0		(268)		0
Mark-to-market fair value adjustments | Crude Oil (Bbls)
Derivative Instruments, Gain (Loss) [Line Items]
Realized Gains (Losses)	0		0		0		0
Unrealized Gains (Losses)	1,018		5,187		382		2,490
Total	1,018		5,187		382		2,490
Mark-to-market fair value adjustments | Natural Gas
Derivative Instruments, Gain (Loss) [Line Items]
Realized Gains (Losses)	0		0		0		0
Unrealized Gains (Losses)	9,600		(4,902)		3,493		2,499
Total	9,600		(4,902)		3,493		2,499
Mark-to-market fair value adjustments | Natural Gas Liquids
Derivative Instruments, Gain (Loss) [Line Items]
Realized Gains (Losses)	0		0		0		0
Unrealized Gains (Losses)	931		1,144		932		1,144
Total	931		1,144		932		1,144
Settlement of contracts | Crude Oil (Bbls)
Derivative Instruments, Gain (Loss) [Line Items]
Realized Gains (Losses)	(172)	[1]	(75)	[1]	(333)	[1]	(287)	[1]
Unrealized Gains (Losses)	0	[1]	0	[1]	0	[1]	0	[1]
Total	(172)	[1]	(75)	[1]	(333)	[1]	(287)	[1]
Settlement of contracts | Natural Gas
Derivative Instruments, Gain (Loss) [Line Items]
Realized Gains (Losses)	913	[1]	5,278	[1]	4,604	[1]	9,275	[1]
Unrealized Gains (Losses)	0	[1]	0	[1]	0	[1]	0	[1]
Total	913	[1]	5,278	[1]	4,604	[1]	9,275	[1]
Settlement of contracts | Natural Gas Liquids
Derivative Instruments, Gain (Loss) [Line Items]
Realized Gains (Losses)	386	[1]	93	[1]	527	[1]	93	[1]
Unrealized Gains (Losses)	0	[1]	0	[1]	0	[1]	0	[1]
Total	$ 386	[1]	$ 93	[1]	$ 527	[1]	$ 93	[1]

[1]	These amounts represent the realized gains and losses on settled derivatives, which before settlement are included in the mark-to-market fair value adjustments.